Schedule of Investments
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.63%
Belgium–2.27%
Anheuser-Busch InBev S.A./N.V., ADR(a)	268,933	$16,902,439
Canada–1.14%
Constellation Software, Inc.	6,069	8,475,641
China–6.70%
Alibaba Group Holding Ltd., ADR(b)	131,632	29,844,923
Kweichow Moutai Co. Ltd., A Shares	65,606	20,164,851
		50,009,774
Germany–12.78%
Henkel AG & Co. KGaA	214,705	21,245,260
KION Group AG(a)	410,279	40,515,468
SAP SE	273,857	33,540,370
		95,301,098
Hong Kong–2.99%
AIA Group Ltd.	1,832,200	22,289,632
Netherlands–2.12%
Topicus.com, Inc.(b)	240,589	15,801,875
Switzerland–8.46%
Cie Financiere Richemont S.A.	212,060	20,363,231
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	432,956	164,909
Roche Holding AG	51,808	16,746,395
Temenos AG	179,360	25,815,621
		63,090,156
United Kingdom–7.25%
British American Tobacco PLC	703,826	26,920,717
Dechra Pharmaceuticals PLC	54,835	2,593,325
Imperial Brands PLC	368,674	7,584,964
Unilever PLC	304,225	16,974,268
		54,073,274
United States–54.92%
Accenture PLC, Class A	88,718	24,508,348
Alphabet, Inc., Class A(b)	15,514	31,997,935
Alphabet, Inc., Class C(b)	2,502	5,175,712
Analog Devices, Inc.	168,718	26,164,787
Shares		Value
United States–(continued)
Aon PLC, Class A	68,561	$15,776,572
Aptiv PLC	154,646	21,325,683
AutoZone, Inc.(b)	15,785	22,166,876
Becton, Dickinson and Co.	83,485	20,299,378
BorgWarner, Inc.	422,361	19,580,656
Charter Communications, Inc., Class A(b)	36,646	22,611,315
Equinix, Inc.	33,863	23,012,956
Flowserve Corp.	508,054	19,717,576
Honeywell International, Inc.	107,481	23,330,901
Microsoft Corp.	186,357	43,937,390
Sabre Corp.	2,019,541	29,909,402
Visa, Inc., Class A	165,921	35,130,453
Walt Disney Co. (The)(b)	104,792	19,336,220
Zoetis, Inc.	35,842	5,644,398
		409,626,558
Total Common Stocks & Other Equity Interests (Cost $634,666,928)		735,570,447
Money Market Funds–1.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	7,251,569	7,251,569
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	4,834,380	4,834,380
Total Money Market Funds (Cost $12,085,949)		12,085,949
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.25% (Cost $646,752,877)		747,656,396
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.05%
Invesco Private Government Fund, 0.02%(c)(d)(e)	160,608	160,608
Invesco Private Prime Fund, 0.12%(c)(d)(e)	240,815	240,912
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $401,520)		401,520
TOTAL INVESTMENTS IN SECURITIES—100.30% (Cost $647,154,397)		748,057,916
OTHER ASSETS LESS LIABILITIES–(0.30)%		(2,228,369)
NET ASSETS–100.00%		$745,829,547

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,831,531	$18,774,640	$(23,354,602)	$-	$-	$7,251,569	$857
Invesco Treasury Portfolio, Institutional Class	7,887,687	12,516,427	(15,569,734)	-	-	4,834,380	186
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,062,118	1,095,903	(3,997,413)	-	-	160,608	22*
Invesco Private Prime Fund	4,593,178	2,310,901	(6,663,626)	-	459	240,912	257*
Total	$27,374,514	$34,697,871	$(49,585,375)	$-	$459	$12,487,469	$1,322

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$16,902,439	$—	$—	$16,902,439
Canada	8,475,641	—	—	8,475,641
China	29,844,923	20,164,851	—	50,009,774
Germany	—	95,301,098	—	95,301,098
Hong Kong	—	22,289,632	—	22,289,632
Netherlands	15,801,875	—	—	15,801,875
Switzerland	164,909	62,925,247	—	63,090,156
United Kingdom	—	54,073,274	—	54,073,274
United States	409,626,558	—	—	409,626,558
Money Market Funds	12,085,949	401,520	—	12,487,469
Total Investments	$492,902,294	$255,155,622	$—	$748,057,916
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Core Equity Fund